SCHEDULE OF ESTIMATED USEFUL LIVES OF INTANGIBLE ASSETS (Details)	Dec. 31, 2024
Patents [Member]
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life	16 years
Trademarks [Member]
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life	20 years
Customer Relationships [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life	3 years
Customer Relationships [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life	4 years
Other [Member]
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life	3 years